Stockholders’ Equity (Details) - Schedule of warrants outstanding and exercisable - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Outstanding [Member]
Stockholders’ Equity (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Outstanding, number of warrants	3,226,416
Outstanding [Member] | Warrant [Member]
Stockholders’ Equity (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Outstanding, number of warrants	1,000,000	1,000,000
Outstanding, exercise price (in Dollars per share)	$ 1	$ 1
Outstanding [Member] | Warrant [Member]
Stockholders’ Equity (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Outstanding, number of warrants	1,886,793	1,000,000
Outstanding, exercise price (in Dollars per share)	$ 2.9
Outstanding [Member] | Warrant [Member]
Stockholders’ Equity (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Outstanding, number of warrants	339,623
Outstanding, exercise price (in Dollars per share)	$ 2.92
Exercisable [Member]
Stockholders’ Equity (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Exercisable, number of warrants	2,663,916
Exercisable [Member] | Warrant [Member]
Stockholders’ Equity (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Exercisable, number of warrants	437,500	250,000
Exercisable, exercise price (in Dollars per share)	$ 1	$ 1
Exercisable [Member] | Warrant [Member]
Stockholders’ Equity (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Exercisable, number of warrants	1,886,793	250,000
Exercisable, exercise price (in Dollars per share)	$ 2.9
Exercisable [Member] | Warrant [Member]
Stockholders’ Equity (Details) - Schedule of warrants outstanding and exercisable [Line Items]
Exercisable, number of warrants	339,623
Exercisable, exercise price (in Dollars per share)	$ 2.92